5. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

The company leases its office in Tel Aviv. In May, 2019, the Company extended its lease agreement for an additional twelve-month extension which expires on April 1st, 2021. The monthly lease is $1,390.00

Effective June 1, 2018, the Company entered into a 36-month car lease for one of its executive officers.

As security for its obligation under a property lease agreement, car lease and credit cards, the Company’s subsidiary provided a bank guarantee in the amount of $50,000.

Note 5 – Commitments and Contingencies

As security for its obligation under a property lease agreement, cars lease and credit cards of the Company’s subsidiary provided a bank guarantee in the amount of $45,000.